Other Accrued Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Other Income And Expenses [Abstract]
Repayment of note payable	$ 3,000	$ 3,000